INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of current and noncurrent investments

	As of December 31,
Current	2020	2019

Mutual funds (1)	19,284	19,384
Bills issued by the Treasury of the Argentine Republic ("LETEs") (2)	—	396
TOTAL	19,284	19,780

(1)Measured at fair value through profit or loss.
(2)Measured at fair value through other comprehensive income.

	As of December 31,
Non current	2020	2019

Contribution to funds (3)	615	—
Contribution to risk funds (4)	—	418
TOTAL	615	418

(3)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000, as of December 31, 2020, the Company has payed 615.
(4)On December 27, 2018, the Company signed an agreement pursuant to which the Company made a contribution to the risk fund of a Mutual Guarantee Company. Such contribution accrues an interest which is collectible on a quarterly basis. On December 27, 2020 94.6% of the contribution was rescued and the remaining is expected to be collected during 2021. As of December 31, 2019, the Company has recorded 418, as a non current investment, measured at amortized cost.